Insurance Net Investment Result - Summary of Insurance Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	€ 3,336	€ 3,303
Interest revenue on financial instruments measured at FVPL	89	49
Other investment income	550	411
Impairment (losses) / reversals	(90)	(121)
Interest expense	(182)	(182)
Gains / (losses) on investments in equity instruments designated at FVOCI		(1)
Gains / (losses) on financial assets measured at FVOCI	(117)	(192)
Interest accreted to insurance / reinsurance contracts	10,226	11,097	[1]
Amounts recognized in profit or loss	(17,650)	25,005
Amounts recognized in OCI	(1,626)	18,680
Amounts recognized in profit or loss	699	599
Amounts recognized in OCI	349	(4,672)	[1]
Insurance net investment result	415	458
Amounts recognized in profit or loss	(196)	532
Amounts recognized in OCI	611	(74)
Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(10,190)	(11,043)
Total insurance/ reinsurance finance income / (expenses)	(19,276)	43,685
Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(3,098)	(3,045)
Changes in interest rates and other financial assumptions	(1,587)	18,495
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(421)	786
Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets of products with direct participating features	(15,651)	24,133
Change in fulfilment value not recognized in CSM due to risk mitigation option	1,493	3,323
Insurance contracts issued [member] | Premium allocation approach [member]
Disclosure of insurance net investment result [line items]
Insurance finance expenses from PAA contracts	(12)	(7)
Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	630	660
Changes in interest rates and other financial assumptions	283	(4,469)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	148	(267)
Changes in risk of non-performance of reinsurers	(12)	3
Total insurance/ reinsurance finance income / (expenses)	1,048	(4,073)
Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(12,244)	24,233
Amounts recognized in OCI	7	(25)
Insurance net investment result	285	375
Amounts recognized in profit or loss	278	400
Amounts recognized in OCI	7	(25)
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(12,237)	24,208
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets of products with direct participating features	(13,730)	20,886
Change in fulfilment value not recognized in CSM due to risk mitigation option	1,493	3,323
Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(3,485)	(2,475)
Amounts recognized in OCI	(1,633)	18,705
Amounts recognized in profit or loss	699	599
Amounts recognized in OCI	349	(4,672)
Insurance net investment result	165	168
Amounts recognized in profit or loss	(440)	217
Amounts recognized in OCI	604	(49)
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(5,118)	16,230
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(3,098)	(3,045)
Changes in interest rates and other financial assumptions	(1,587)	18,495
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(421)	786
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | Premium allocation approach [member]
Disclosure of insurance net investment result [line items]
Insurance finance expenses from PAA contracts	(12)	(7)
Insurance Contracts Without Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	630	660
Changes in interest rates and other financial assumptions	283	(4,469)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	148	(267)
Changes in risk of non-performance of reinsurers	(12)	3
Total insurance/ reinsurance finance income / (expenses)	1,048	(4,073)
Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(1,921)	3,247
Amounts recognized in OCI	0
Insurance net investment result	(34)	(84)
Amounts recognized in profit or loss	(34)	(84)
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(1,921)	3,247
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets of products with direct participating features	(1,921)	3,247
Insurance investment return [member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	2,738	2,898
Interest revenue on financial instruments measured at FVPL	737	575
Other investment income	1,283	1,153
Results from financial transactions	12,302	(29,505)
Impairment (losses) / reversals	(86)	(95)
Interest expense	(218)	(97)
P&L impacts	16,756	(25,072)
Gains / (losses) on investments in equity instruments designated at FVOCI		2
Gains / (losses) on financial assets measured at FVOCI	1,311	(14,571)
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	577	488
OCI impacts	1,888	(14,081)
Total insurance investment return	18,644	(39,153)
Insurance investment return [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments measured at FVPL	231	182
Other investment income	845	701
Results from financial transactions	11,446	(24,716)
P&L impacts	12,523	(23,833)
Total insurance investment return	12,523	(23,833)
Insurance investment return [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	2,738	2,898
Interest revenue on financial instruments measured at FVPL	369	265
Other investment income	11	31
Results from financial transactions	(467)	(909)
Impairment (losses) / reversals	(86)	(95)
Interest expense	(218)	(97)
P&L impacts	2,347	2,092
Gains / (losses) on investments in equity instruments designated at FVOCI		2
Gains / (losses) on financial assets measured at FVOCI	1,311	(14,571)
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	577	488
OCI impacts	1,888	(14,081)
Total insurance investment return	4,235	(11,989)
Insurance investment return [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments measured at FVPL	137	128
Other investment income	427	421
Results from financial transactions	1,322	(3,880)
P&L impacts	1,886	(3,331)
Total insurance investment return	€ 1,886	€ (3,331)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.